Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 1,344,581	$ 1,023,395	$ 37,257	$ 138,485	$ 1,265	$ 2,544,983
UNITED STATES | United States Federal Government (US) [Member]
Total	1,335,270	998,732	6,336		$ 1,265
TRINIDAD AND TOBAGO | National Government of Trinidad & Tobago (TT) [Member]
Total	9,173	$ 24,663	6,634	$ 138,485
UNITED ARAB EMIRATES | United Arab Emirates Federal Government (AE) [Member]
Total			23,987
AUSTRALIA | National Government of Australia (AU) [Member]
Total	$ 138		$ 300